Fair value estimation and financial instruments	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Fair value estimation and financial instruments

3. Fair value estimation and financial instruments

The carrying value less impairment provision of receivables and payables approximate their fair values due to their short-term nature.

All financial assets and liabilities, respectively, are held at their amortized cost.

The Group’s financial assets and liabilities consist of cash and cash equivalents, other receivables, other payables and accruals which are classified as loans and receivables at amortized cost according to IFRS 9.